Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 11,841,161	$ 11,273,575
Federal funds sold and overnight deposits	6,488,828	18,608,265
Total cash and cash equivalents	18,329,989	29,881,840
Securities held-to-maturity (fair value $38,370,000 at December 31, 2013 and $42,291,000 at December 31, 2012)	37,936,911	41,865,555
Securities available-for-sale	35,188,602	40,886,059
Restricted equity securities, at cost	3,632,850	4,021,350
Loans held-for-sale	209,500	1,501,706
Loans	439,908,926	416,375,448
Allowance for loan losses	(4,854,915)	(4,312,080)
Deferred net loan costs	300,429	169,501
Net loans	435,354,440	412,232,869
Bank premises and equipment, net	11,723,468	12,243,320
Accrued interest receivable	1,778,305	1,751,085
Bank owned life insurance	4,303,307	4,187,644
Core deposit intangible	1,090,781	1,363,476
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	1,105,525	1,074,705
Prepaid expense - Federal Deposit Insurance Corporation (FDIC)	0	775,595
Other assets	11,439,457	12,378,772
Total assets	573,667,404	575,738,245
Deposits:
Demand, non-interest bearing	82,156,154	72,956,097
Interest-bearing transaction accounts	126,578,052	128,824,165
Money market funds	81,960,677	86,973,835
Savings	69,906,147	65,216,698
Time deposits, $100,000 and over	46,928,443	44,229,470
Other time deposits	74,023,096	77,296,594
Total deposits	481,552,569	475,496,859
Federal funds purchased and other borrowed funds	0	6,000,000
Repurchase agreements	29,644,615	34,149,608
Capital lease obligations	711,042	774,701
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	2,736,201	3,077,502
Total liabilities	527,531,427	532,385,670
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2013 and 2012, and 5,078,707 and 5,023,026 shares issued at December 31, 2013 and 2012, respectively (including 13,448 and 19,182 shares issued February 1, 2014 and 2013, respectively)	12,696,768	12,557,565
Additional paid-in capital	28,612,308	28,047,829
Retained earnings	4,997,144	2,698,200
Accumulated other comprehensive (loss) income	(47,466)	171,758
Less: treasury stock, at cost; 210,101 shares at December 31, 2013 and 2012	(2,622,777)	(2,622,777)
Total shareholders' equity	46,135,977	43,352,575
Total liabilities and shareholders' equity	$ 573,667,404	$ 575,738,245